OTHER LOAN PAYABLE (Details - Other loan payable) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Loans payable	$ 0	$ 252,476
Less: other loan payable - current	(508,621)	(488,692)
Thales Canada [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Loans payable	$ 508,621	$ 741,168